Schedule of Stock-Based Compensation Expense Expected to be Recognized (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award
2013	$ 15,975	$ 13,042
2014	9,496	11,043
2015	5,673	7,936
2016	2,575	4,394
2017	96	141
Total unrecognized compensation expense	39,444	36,556
RSUs
Share-based Compensation Arrangement by Share-based Payment Award
2013	12,829	8,254
2014	9,421	7,897
2015	5,673	7,861
2016	2,575	4,394
2017	96	141
Total unrecognized compensation expense	35,053	28,547
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
2013	3,007	4,580
2014	75	3,007
2015		75
Total unrecognized compensation expense	4,205	7,662
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award
2013	139	208
2014		139
Total unrecognized compensation expense	$ 186	$ 347